Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan Small Cap Core Fund
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 24, 2021
to the Summary Prospectuses, Prospectuses and
Statement of Additional Information dated November 1, 2020, as supplemented
IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND INVESTMENT STRATEGIES
As indicated in a Supplement to the JPMorgan Small Cap Core Fund’s (the “Fund”) Summary Prospectuses, Prospectuses and Statement of Additional Information dated February 22, 2021 (the “February Supplement”), the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the Fund at its February 2021 meeting.
The Fund currently expects that these changes will become effective on or about July 1, 2021 (the “Effective Date”) rather than May 1, 2021 as indicated in the February Supplement. On the Effective Date, the new prospectuses (each, a “New Prospectus”) will replace the existing prospectuses for the Fund. You should refer to the New Prospectuses for the Fund, when they are available. Please note that the New Prospectuses reflecting changes for the Fund are not yet effective and that, prior to the Effective Date, this information may change, in which case additional notification may be provided.
The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.
Name Change
The Fund’s new name will be: JPMorgan Small Cap Sustainable Leaders Fund.
New 80% Policy
Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies (the “Existing 80% Policy).
On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”):
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies meeting the adviser’s sustainability criteria.
For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.
Strategy Change
Currently, the Fund has an existing strategy to invest in equity securities of small cap companies. While the Fund will continue to invest in small cap companies after the Effective Date, the Fund’s strategy will change to invest in companies that, on a combined basis, appear attractive when considering sustainability criteria and financial characteristics. On the Effective Date, the Fund’s investment strategy will be changed to provide as follows:
In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are sustainable leaders based on its sustainability criteria and have attractive investment return potential. The adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of environmental, social and corporate governance (ESG) characteristics, qualitative factors, and the adviser’s subjective judgment as to which companies are sustainable leaders. The adviser’s investment analysis is based on a proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. The Fund seeks to invest in companies that, on a combined basis, appear attractive when considering these sustainability criteria and financial characteristics.
The Fund defines ESG characteristics as follows:

•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment. In this context, the adviser analyzes factors such as the company’s likely impact on climate change, natural resource use, pollution and the use of clean technology

•
Social — companies that consider the social impact of their business internally and externally. In this context, the adviser reviews considerations such as worker safety, product safety and integrity, healthier products, impact on the community and human rights

•
Governance — companies that embrace corporate governance principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics and government and public policy.

Investment Process Change:
The Fund’s investment process will change to reflect the Fund’s new investment strategy to seek to invest in companies based on sustainability criteria and financial characteristics. On the Effective Date, the Fund’s Investment Process will change to provide as follows:
The Fund has an actively managed strategy. In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system, constructing portfolios based on company financials, data science techniques and proprietary fundamental analysis. In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive investment return potential.
The adviser assesses sustainability using a wide set of data inputs, combined with fundamental analysis. This assessment includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. The adviser may vary the weightings of particular ESG characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
Portfolio Manager Change
In addition, on the Effective Date, Robert Ippolito, Vice President, will be added as a portfolio manager of the Fund, replacing Jonathan Tse. Please refer to the New Prospectuses, once available, for more information about the Fund’s portfolio managers after the Effective Date.
Sustainable Strategy Risk.
On the Effective Date, the Fund will be subject to Sustainability (ESG) Strategy Risk and the following will be added to the Fund’s New Prospectuses:
Sustainability (ESG) Strategy Risk
. The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy, and identified as sustainable leaders by the adviser, do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
Transition Costs
As the Fund transitions to the new strategy, the Fund will sell a substantial portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund will incur transaction costs, such as commissions, which will be borne by the Fund and its shareholders. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2021.
Expense Cap Changes.
On the Effective Date, the Fund’s expense limitation agreement will be revised to lower the expense caps to provide as follows:
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.70% and 0.65% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/2023, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

JPMorgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 24, 2021
to the Summary Prospectuses, Prospectuses and
Statement of Additional Information dated November 1, 2020, as supplemented
IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND INVESTMENT STRATEGIES
As indicated in a Supplement to the JPMorgan Small Cap Core Fund’s (the “Fund”) Summary Prospectuses, Prospectuses and Statement of Additional Information dated February 22, 2021 (the “February Supplement”), the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the Fund at its February 2021 meeting.
The Fund currently expects that these changes will become effective on or about July 1, 2021 (the “Effective Date”) rather than May 1, 2021 as indicated in the February Supplement. On the Effective Date, the new prospectuses (each, a “New Prospectus”) will replace the existing prospectuses for the Fund. You should refer to the New Prospectuses for the Fund, when they are available. Please note that the New Prospectuses reflecting changes for the Fund are not yet effective and that, prior to the Effective Date, this information may change, in which case additional notification may be provided.
The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.
Name Change
The Fund’s new name will be: JPMorgan Small Cap Sustainable Leaders Fund.
New 80% Policy
Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies (the “Existing 80% Policy).
On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”):
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies meeting the adviser’s sustainability criteria.
For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.
Strategy Change
Currently, the Fund has an existing strategy to invest in equity securities of small cap companies. While the Fund will continue to invest in small cap companies after the Effective Date, the Fund’s strategy will change to invest in companies that, on a combined basis, appear attractive when considering sustainability criteria and financial characteristics. On the Effective Date, the Fund’s investment strategy will be changed to provide as follows:
In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are sustainable leaders based on its sustainability criteria and have attractive investment return potential. The adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of environmental, social and corporate governance (ESG) characteristics, qualitative factors, and the adviser’s subjective judgment as to which companies are sustainable leaders. The adviser’s investment analysis is based on a proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. The Fund seeks to invest in companies that, on a combined basis, appear attractive when considering these sustainability criteria and financial characteristics.
The Fund defines ESG characteristics as follows:

•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment. In this context, the adviser analyzes factors such as the company’s likely impact on climate change, natural resource use, pollution and the use of clean technology

•
Social — companies that consider the social impact of their business internally and externally. In this context, the adviser reviews considerations such as worker safety, product safety and integrity, healthier products, impact on the community and human rights

•
Governance — companies that embrace corporate governance principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics and government and public policy.

Investment Process Change:
The Fund’s investment process will change to reflect the Fund’s new investment strategy to seek to invest in companies based on sustainability criteria and financial characteristics. On the Effective Date, the Fund’s Investment Process will change to provide as follows:
The Fund has an actively managed strategy. In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system, constructing portfolios based on company financials, data science techniques and proprietary fundamental analysis. In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive investment return potential.
The adviser assesses sustainability using a wide set of data inputs, combined with fundamental analysis. This assessment includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. The adviser may vary the weightings of particular ESG characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
Portfolio Manager Change
In addition, on the Effective Date, Robert Ippolito, Vice President, will be added as a portfolio manager of the Fund, replacing Jonathan Tse. Please refer to the New Prospectuses, once available, for more information about the Fund’s portfolio managers after the Effective Date.
Sustainable Strategy Risk.
On the Effective Date, the Fund will be subject to Sustainability (ESG) Strategy Risk and the following will be added to the Fund’s New Prospectuses:
Sustainability (ESG) Strategy Risk
. The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy, and identified as sustainable leaders by the adviser, do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
Transition Costs
As the Fund transitions to the new strategy, the Fund will sell a substantial portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund will incur transaction costs, such as commissions, which will be borne by the Fund and its shareholders. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2021.
Expense Cap Changes.
On the Effective Date, the Fund’s expense limitation agreement will be revised to lower the expense caps to provide as follows:
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.70% and 0.65% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/2023, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

JPMorgan Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMorgan Small Cap Core Fund
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 24, 2021
to the Summary Prospectuses, Prospectuses and
Statement of Additional Information dated November 1, 2020, as supplemented
IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND INVESTMENT STRATEGIES
As indicated in a Supplement to the JPMorgan Small Cap Core Fund’s (the “Fund”) Summary Prospectuses, Prospectuses and Statement of Additional Information dated February 22, 2021 (the “February Supplement”), the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the Fund at its February 2021 meeting.
The Fund currently expects that these changes will become effective on or about July 1, 2021 (the “Effective Date”) rather than May 1, 2021 as indicated in the February Supplement. On the Effective Date, the new prospectuses (each, a “New Prospectus”) will replace the existing prospectuses for the Fund. You should refer to the New Prospectuses for the Fund, when they are available. Please note that the New Prospectuses reflecting changes for the Fund are not yet effective and that, prior to the Effective Date, this information may change, in which case additional notification may be provided.
The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.
Name Change
The Fund’s new name will be: JPMorgan Small Cap Sustainable Leaders Fund.
New 80% Policy
Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies (the “Existing 80% Policy).
On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”):
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies meeting the adviser’s sustainability criteria.
For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.
Strategy Change
Currently, the Fund has an existing strategy to invest in equity securities of small cap companies. While the Fund will continue to invest in small cap companies after the Effective Date, the Fund’s strategy will change to invest in companies that, on a combined basis, appear attractive when considering sustainability criteria and financial characteristics. On the Effective Date, the Fund’s investment strategy will be changed to provide as follows:
In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are sustainable leaders based on its sustainability criteria and have attractive investment return potential. The adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of environmental, social and corporate governance (ESG) characteristics, qualitative factors, and the adviser’s subjective judgment as to which companies are sustainable leaders. The adviser’s investment analysis is based on a proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. The Fund seeks to invest in companies that, on a combined basis, appear attractive when considering these sustainability criteria and financial characteristics.
The Fund defines ESG characteristics as follows:

•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment. In this context, the adviser analyzes factors such as the company’s likely impact on climate change, natural resource use, pollution and the use of clean technology

•
Social — companies that consider the social impact of their business internally and externally. In this context, the adviser reviews considerations such as worker safety, product safety and integrity, healthier products, impact on the community and human rights

•
Governance — companies that embrace corporate governance principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics and government and public policy.

Investment Process Change:
The Fund’s investment process will change to reflect the Fund’s new investment strategy to seek to invest in companies based on sustainability criteria and financial characteristics. On the Effective Date, the Fund’s Investment Process will change to provide as follows:
The Fund has an actively managed strategy. In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system, constructing portfolios based on company financials, data science techniques and proprietary fundamental analysis. In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive investment return potential.
The adviser assesses sustainability using a wide set of data inputs, combined with fundamental analysis. This assessment includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. The adviser may vary the weightings of particular ESG characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic, such as land use, may be more relevant for energy companies than for technology companies. In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
Portfolio Manager Change
In addition, on the Effective Date, Robert Ippolito, Vice President, will be added as a portfolio manager of the Fund, replacing Jonathan Tse. Please refer to the New Prospectuses, once available, for more information about the Fund’s portfolio managers after the Effective Date.
Sustainable Strategy Risk.
On the Effective Date, the Fund will be subject to Sustainability (ESG) Strategy Risk and the following will be added to the Fund’s New Prospectuses:
Sustainability (ESG) Strategy Risk
. The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy, and identified as sustainable leaders by the adviser, do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
Transition Costs
As the Fund transitions to the new strategy, the Fund will sell a substantial portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund will incur transaction costs, such as commissions, which will be borne by the Fund and its shareholders. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2021.
Expense Cap Changes.
On the Effective Date, the Fund’s expense limitation agreement will be revised to lower the expense caps to provide as follows:
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.70% and 0.65% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/2023, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.